33. Operating Costs and Expenses (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	R$ 413,950	R$ 414,856	R$ 426,134
Financial offset for the use of water resources
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	110,971	183,014	155,147
Taxes
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	87,759	29,443	24,237
Losses in the decommissioning and disposal of assets
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	58,569	43,496	53,266
Compensation
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	45,712	89,531	50,541
Leasing and rent
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	32,037	35,453	33,961
Advertising and publicity
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	27,768	37,451	25,867
Result of the change in the investment valuation method
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	0	(52,107)	0
Result of disposal of investment
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	(28,650)	0	0
Other net costs and expenses
DisclosureOfOtherOperatingCostsAndExpensesLineItems [Line Items]
Other operating costs and expenses, net	R$ 79,784	R$ 48,575	R$ 83,115